Federal Income Taxes - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Income Taxes (Textual) [Abstract]
Federal income tax liability		$ 52	$ 61
Federal income taxes paid		7	33
Company recorded tax expense (benefit)		$ (6)	$ 1
Income-housing credit carryforwards description		Income-housing credit carryforwards, which expire between 2024 and 2036
Low Income-housing credit carry forwards other		$ 254
Minimum tax credit carryforwards		268
Foreign tax credit carryforwards		$ 77
Local income tax examinations year by tax authorities		2010
Income tax returns description		The IRS commenced an examination of the Company's U.S. income tax returns for the years 2011 and 2012.
Scenario, Forecast [Member]
Federal Income Taxes (Textual) [Abstract]
Decrease in unrecognized tax benefits	$ (15)
Earliest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period		2025
Latest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period		2017